SEGMENT INFORMATION (Q3) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Segment Licensee	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment Licensee	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION [Abstract]
Number of business segments | Segment			1		1
Number of international licensees | Licensee			7		7
Revenues per geographic area [Abstract]
Total Revenues	$ 24,799	$ 322,783	$ 578,444	$ 634,058	$ 863,857	$ 370,568
Total revenue, percentage	100.00%	100.00%	100.00%	100.00%	91.00%	75.00%
Reportable Geographical Components [Member] | Domestic [Member]
Revenues per geographic area [Abstract]
Total Revenues	$ 6,156	$ 8,992	$ 20,043	$ 30,435	$ 37,465	$ 65,546
Total revenue, percentage	25.00%	3.00%	3.00%	5.00%
Reportable Geographical Components [Member] | International [Member]
Revenues per geographic area [Abstract]
Total Revenues	$ 18,643	$ 313,791	$ 558,401	$ 603,623	$ 826,392	$ 305,022
Total revenue, percentage	75.00%	97.00%	97.00%	95.00%